FINANCIAL INSTRUMENTS - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Parenthetical) (Details) - Weighted Average	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	61.00%	58.00%
Lease liabilities | In Pesos
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	53.00%	69.00%
Lease liabilities | In Dollars
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	12.00%	12.00%